Acquisition of Magical Beasts, LLC (Tables) - Magical Beasts LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Schedule of Fair Value of Warrants
	Number of			Market
	Options	Term	Exercise	Price on	Volatility
Reporting Date	Granted	(Years)	Price	Grant Date	Percentage	Fair Value
2/21/20	250,000	5	$1.00	$1.00	77%	$156,612

	Number of			Market
Reporting	Options	Term	Exercise	Price on	Volatility
Date	Granted	(Years)	Price	Grant Date	Percentage	Fair Value
2/21/20	250,000	5	$1.00	$1.00	77%	$156,612

Schedule of Fair Value Consideration

The fair value of the consideration is as follows:

Cash	$250,000
Promissory Note, net of discount	950,427
Stock Options	156,612
Total Consideration paid	$1,357,039
The purchase price allocation is as follows:

Tangible assets
Cash	$4,609
Inventory	86,220
Total tangible assets	90,829

Intangible assets
Tradename-Trademarks	151,800
Customer base	651,220
Non-compete	154,500
Total Intangibles	957,520
Goodwill	308,690
$1,357,039

The fair value of the consideration is as follows:
Cash	$250,000
Promissory Note, net of discount	950,427
Stock Options	156,612
Total Consideration paid	$1,357,039
The purchase price allocation is as follows:

Tangible assets
Cash	$4,609
Inventory	86,220
Total tangible assets	90,829

Intangible assets
Tradename-Trademarks	151,800
Customer base	651,220
Non-compete	154,500
Total Intangibles	957,520
Goodwill	308,690
$1,357,039

Schedule of Proforma Financial Information

The following shows the proforma results of operations as if the transaction had occurred effective January 1, 2019.

JUPITER WELLNESS, INC.

PROFORMA BALANCE SHEETS

	December 31, 2020
	Jupiter				Jupiter ,
	Wellness,				Wellness
	Inc.				Inc.
	Consolidated	Magical	Proforma		Proforma
	Balance	Beasts, LLC	Adjustments	Notes	Balance
Cash	$4,262,168	—	$—		$4,262,168
Current Assets	726,096	—	—		726,096
Total current assets	4,988,264	—	—		4,988,264

Intangible assets	559,800	—	(67,523)	(a)	492,277
Goodwill	941,937	—	—		941,937
Other	35,592	—	—		35,592
Total assets	$6,525,593	—	$(67,523)		$6,458,070

Liabilities	$1,440,552	—	$—		$1,440,552
Note payable issued in acquisition	691,500	—	—		691,500
Total liabilities	2,132,052	—	—		2,132,052

Common stock	10,656	—	—		10,656
Additional paid-in capital	11,657,286	—	—		11,657,286

Accumulated deficits	(7,274,401)	—	(67,523)	(b)	(7,341,924)
Total Shareholders’ Equity	4,393,541	—	(67,523)		4,326,018

Total Liabilities and Shareholders’ Equity	$6,525,593	—	$(67,523)		$6,458,070

Notes to Proforma Balance Sheets

(a)	Additional amortization of intangible assets

(b)	Income statement effects of notes (a) and (b) above

JUPITER WELLNESS, INC.

PROFORMA STATEMENT OF OPERATIONS

	Year Ended December 31, 2020
	Jupiter				Jupiter
	Wellness,				Wellness,
	Inc.				Inc.
	Consolidated	Magical Beasts,	Proforma		Proforma
	Balance	LLC	Adjustments	Notes	Balance
Sales	$1,065,665	$—	$105,404	(a)	$1,171,069
Cost of sales	624,570	—	83,428	(a)	707,998
Gross profit	441,095	—	21,976		463,071

Expenses	6,730,300	—	50,057	(a)(b)	6,782,357

Net Income (loss)	$(6,289,205)	—	$(30,081)		$(6,319,286)

(a) Magical Beasts income and cost of sales prior to closing date

(b) Includes additional amortization of intangibles plus expenses of Magical Beasts prior to closing